Significant accounting policies (Details Textual) - USD ($)		12 Months Ended
	Jan. 03, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 12, 2014
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage		50.00%		50.00%
Allowance for Doubtful Accounts Receivable		$ 0	$ 0
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%
Reclassification Of Reduced Current Assets			381,000
Reclassification Of Increased Non Current Assets			381,000
Reclassification of Reduced Current Liabilities			450,000
Reclassification Of Increased Non-Current Liabilities			450,000
Vessels [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		35 years
SRV Joint Gas Ltd [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Advances to Affiliate		$ 3,900,000	7,200,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net		$ 11,200,000	19,800,000
SRV Joint Gas Two Ltd [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Advances to Affiliate		$ 3,300,000	6,800,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net		$ 14,700,000	22,700,000
PGN FSRU Lampung [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		20 years
Hoegh LNG FSRU III Ltd [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%
Hoegh LNG FSRU III Ltd [Member] | Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	51.00%
Subsidiaries [Member]
Significant Accounting Policies [Line Items]
Restricted Net Assets		$ 129,600,000	119,800,000
Subsidiaries [Member] | Hoegh LNG FSRU III Ltd [Member]
Significant Accounting Policies [Line Items]
Restricted Net Assets		$ 4,100,000	$ 4,400,000
Promissory note 1 [Member]
Significant Accounting Policies [Line Items]
Debt Instrument, Face Amount				$ 48,500,000
Promissory note 2 [Member]
Significant Accounting Policies [Line Items]
Debt Instrument, Face Amount				101,500,000
Promissory note 3 [Member]
Significant Accounting Policies [Line Items]
Debt Instrument, Face Amount				$ 40,000,000
Corporate Joint Venture [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		50.00%